Investment Objectives and Goals	Dec. 23, 2025
TimesSquare Quality Mid Cap Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	TimesSquare Quality Mid Cap Growth ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The TimesSquare Quality Mid Cap Growth ETF (the “Fund”) seeks long-term capital appreciation.
TimesSquare Quality Small-Mid Cap Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	TimesSquare Quality Small-Mid Cap Growth ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The TimesSquare Quality Small-Mid Cap Growth ETF (the “Fund”) seeks long-term capital appreciation.
TimesSquare Quality International Small Cap Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	TimesSquare Quality International Small Cap Growth ETF– FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The TimesSquare Quality International Small Cap Growth ETF(the “Fund”) seeks long-term capital appreciation.